Members' Capital (Deficit) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Contributions	$ 2,654	$ 1,868	$ 9,831	$ 21,895	$ 21,126
Distributions	$ 9,125	$ 20,101	$ 78,054	$ 320,252	$ 44,849